Vessels, net (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Net Book Value [Abstract]
Beginning balance	$ 213,455
Ending balance	239,789
Vessels [Member]
Vessels' Cost [Abstract]
Beginning balance	228,158
Ending balance	228,158
Accumulated Depreciation [Abstract]
Beginning balance	(26,050)
Depreciation	(6,343)
Ending balance	(32,393)
Net Book Value [Abstract]
Beginning balance	202,108
Depreciation	(6,343)
Ending balance	$ 195,765